Redeemable Preferred Shares and Convertible Bond - Additional Information (Detail) - CNY (¥)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2016	Mar. 31, 2016
Series A Preferred Stock [Member]
Redeemable Preferred Shares issued	204,022,000					204,022,000
Redeemable Preferred Shares issued, value	¥ 39,404,003					¥ 84,072,000
Redeemable Preferred Shares Converted	87,935,500
Redeemable Preferred Shares, annual rate of return		10.00%
Series B+ redeemable preferred shares [Member]
Redeemable Preferred Shares issued						43,937,180	43,937,180
Redeemable Preferred Shares issued, value						¥ 81,654,000	¥ 62,500,000
Redeemable Preferred Shares, annual rate of return		8.00%
Series B++ redeemable preferred shares [Member]
Redeemable Preferred Shares issued						16,574,460
Redeemable Preferred Shares issued, value						¥ 27,629,000
Redeemable Preferred Shares on conversion of convertible bond			16,574,460
Convertible bond, principal amount			¥ 24,520,000
Convertible bond, interest			¥ 907,000
Redeemable Preferred Shares, annual rate of return		10.00%
Series B redeemable preferred shares [Member]
Redeemable Preferred Shares issued								185,512,580
Redeemable Preferred Shares issued, value								¥ 200,000,000
Redeemable Preferred Shares, annual rate of return		8.00%